Document and Entity Information	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Entity File Number	001-37747
Entity Registrant Name	MEDALLION FINANCIAL CORP.
Entity Central Index Key	0001000209
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3291176
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	328-2100
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MFIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false